Income taxes - Disclosure of detailed information about deferred taxes (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	$ 19,621,000	$ 20,034,000
SR&ED expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	4,073,000	4,073,000
Losses from operations carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	16,943,000	15,668,000
Investment in Merit Foods [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	(918,000)	215,000
Deferred development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	(962,000)	(386,000)
Interest expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	0	(2,000)
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	245,000	334,000
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	245,000	132,000
Right-of-Use assets/liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	$ (5,000)	$ 0